STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			3 Months Ended
	Nov. 25, 2024	Sep. 15, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Apr. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	200,000,000	200,000,000	200,000,000		200,000,000	100,000,000
Common stock, par value	$ 0.0002	$ 0.00005	$ 0.0002		$ 0.0002	$ 0.0001
Reverse stock split	1-for-4	2-for-1
Number of shares issued			62,500
Number of shares issued, value			$ 296,875	$ 774,358
Number of shares issued, average per share			$ 13.00		$ 12.71
Number of shares warrants exercised			250,000
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			11,692
Number of shares issued, value			$ 152,000
Number of shares issued, average per share			$ 13.00
Number of shares issued, value			$ 1,103,362
Number of shares issued, value			$ 6,927,869
Other Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			22,154
Number of shares issued, value			$ 268,753
Number of shares issued, average per share			$ 12.13
Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, average per share			$ 13.00
Number of shares issued with stock awards			84,874
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, average per share			$ 13.00
Number of shares issued with stock awards			532,913
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued			714,133
Number of shares issued				75,343
Number of shares issued, value				$ 15
Warrant [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares deemed			7,692